UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-15021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Manager
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       02/14/2013
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $95,215
				       (thousands)

List of Other Included Managers:  	 NONE


					  	  	VALUE 	    	  SH/	PUT/  INVESTMENT OTHER 	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	  CUSIP	       ($000's)   AMOUNT PRN	CALL  DISCRETION MANAGER SOLE   SHARED	NONE
-----------------------------------------------------------------------------------------------------------------------------

3M CO				COM	 88579Y101	 237 	   2,556 SH		SOLE	         2,556
ABBOTT LABORATORIES		COM	 002824100	1,785 	  27,250 SH		SOLE	        27,250
ABBVIE INC			COM	 00287Y109	 414 	  12,000 SH		SOLE	        12,000
AMAZON.COM INC			COM	 023135106	 468 	   1,867 SH		SOLE	         1,867
AMERICAN INTERNATIONAL GROUP	COM	 026874784	21,938 	 621,467 SH		SOLE	       621,467
AMGEN INC			COM	 031162100	 347 	   4,028 SH		SOLE	        4,028
APPLE INC			COM	 037833100	 8,738 	  16,420 SH		SOLE	        16,420
ARCH COAL INC			COM	 039380100	 1,359 	 185,600 SH		SOLE	       185,600
ASTRAZENECA PLC		     SPONS ADR	 046353108	 248 	   5,255 SH		SOLE	         5,255
BANK OF AMERICA CORP		COM	 060505104	 611 	  52,668 SH		SOLE	        52,668
BARCLAYS BK PLC	IPATH S&P500 	VIX	 06740C188	 795 	  25,000 SH		SOLE	        25,000
BARRICK GOLD CORP		COM	 067901108	 335 	   9,572 SH		SOLE	         9,572
BOSTON PRIVATE FINL HLD *W EXP 11/21/201 101119113	 149 	  50,000 SH		SOLE	        50,000
BUILDERS FIRSTSOURCE INC	COM	 12008R107	  83 	  14,864 SH		SOLE	        14,864
FACEBOOK INC			CALL	 30303M9AA	 201 	     234 	CALL	SOLE	           234
CAREVIEW COMMUNICATIONS INC	COM	 141743104	 626 	  41,100 SH		SOLE	       741,100
CINCINNATI BELL INC NEW		COM	 171871106	  81 	  14,815 SH		SOLE	        14,815
CISCO SYSTEMS INC		COM	 17275R102	 200 	  10,202 SH		SOLE	        10,202
CITIGROUP INC			COM	 172967424	 329 	   8,315 SH		SOLE	         8,315
CITIGROUP INC		*W EXP 10/28/201 172967234	 104   2,000,000 SH		SOLE	     2,000,000
COMCAST CORP			COM	 20030N101	 542 	  14,504 SH		SOLE	        14,504
COMERICA INC		*W EXP 11/14/201 200340115	2,502 	 306,100 SH		SOLE	       306,100
COMPANHIA ENERGETICA DE	  SP ADR N-V PFD 204409601	 977 	  90,000 SH		SOLE	        90,000
DELTA AIR LINES INC		COM	 247361702	 930 	  78,384 SH		SOLE	        78,384
DEVON ENERGY CORP		COM	 25179M103	3,811 	  73,238 SH		SOLE	        73,238
EBAY INC			COM	 278642103	 279 	   5,464 SH		SOLE	         5,464
ENERGY SELECT SECTOR SPDR SBI INT-ENERGY 81369Y506	3,463 	  48,491 SH		SOLE	        48,491
FACEBOOK INC			COM	 30303M102	 365 	  13,720 SH		SOLE	        13,720
GILEAD SCIENCES INC		COM	 375558103	 322 	   4,386 SH		SOLE	         4,386
GLOBAL CASH ACCESS HLDGS INC	COM	 378967103	  81 	  10,324 SH		SOLE	        10,324
GOLDEN STAR RESOURCES LTD	COM	 38119T104	  35 	  18,925 SH		SOLE	        18,925
GREAT BASIN GOLD LTD		COM	 390124105	  11 	 140,616 SH		SOLE	       140,616
HOME DEPOT INC/THE		COM	 437076102	 431 	   6,967 SH		SOLE	         6,967
ISHARES SILVER TRUST	      ISHARES	 46428Q109	 2,643 	  90,000 SH		SOLE	        90,000
JAGUAR MNG INC			COM	 47009M103	  77 	 120,290 SH		SOLE	       120,290
JOY GLOBAL INC			COM	 481165108	 882 	  13,830 SH		SOLE	        13,830
JPMORGAN CHASE & CO		COM	 46625H100	 351 	   7,994 SH		SOLE	         7,994
KOHL'S CORP			COM	 500255104	 430 	  10,000 SH		SOLE	        10,000
LEAPFROG ENTERPRISES INC	CL A	 52186N106	  91 	  10,506 SH		SOLE	        10,506
MANNKIND CORP			COM	 56400P201	 289 	 125,000 SH		SOLE	       125,000
MARKET VECTORS JR GOLD    JR GOLD MINERS 57060U589	 657 	  33,201 SH		SOLE	        33,201
MASTERCARD INC			COM	 57636Q104	 413 	     841 SH		SOLE	           841
MATERIALS SELECT SECTOR SPDR  SBI MATLS	 81369Y100	 470 	  12,533 SH		SOLE	        12,533
NCI INC				COM	 62886K104	 112 	  23,776 SH		SOLE	        23,776
NEPTUNE TECHNOLOGIES BIORESO	COM	 64077P108	 693 	 345,000 SH		SOLE	       345,000
NEUROCRINE BIOSCIENCES INC	COM	 64125C109	 1,059 	 141,609 SH		SOLE	       141,609
NOVARTIS AG		      SPONS ADR	 66987V109	 284 	   4,488 SH		SOLE	         4,488
OMNOVA SOLUTIONS INC		COM  	 682129101	  78 	  11,156 SH		SOLE	        11,156
ORACLE CORP			COM	 68389X105	 656 	  19,675 SH		SOLE	        19,675
PETROLEO BRASILEIRO SA	      SPONS ADR	 71654V408	 1,058 	  54,324 SH		SOLE	        54,324
PLAINS ALL AMERICAN PIPELINE   UNIT LP	 726503105	 240 	   5,312 SH		SOLE	         5,312
RENREN INC		      SPONS ADR	 759892102	 431 	 125,000 SH		SOLE	       125,000
ROYAL DUTCH SHELL PLC	      SPONS ADR	 780259206	 310 	   4,503 SH		SOLE	         4,503
SAREPTA THERAPEUTICS INC	COM	 803607100	 1,597 	  61,900 SH		SOLE	        61,900
SCHWAB STRATEGIC TR	  EMRG MKTEQ ETF 808524706	 7,917 	 300,000 SH		SOLE	       300,000
SILVERCORP METALS INC		COM	 82835P103	  71 	  13,812 SH		SOLE	        13,812
SIMON PROPERTY GROUP INC	COM	 828806109	 261 	   1,654 SH		SOLE	         1,654
SPRINT NEXTEL CORP		COM	 852061100	  84 	  14,849 SH		SOLE	        14,849
STANDARD PACIFIC CORP		COM	 85375C101	  83 	  11,350 SH		SOLE	        11,350
STATOIL ASA		     SPONS ADR	 85771P102	 234 	   9,356 SH		SOLE	         9,356
SUNTRUST BANKS INC	*W EXP 11/14/201 867914111	 332 	 110,500 SH		SOLE	       110,500
SELECT SECTOR SPDR TR        TECHNOLOGY	 81369Y803	5,268 	 182,610 SH		SOLE	       182,610
TIME WARNER INC			COM	 887317303	 235 	   3,974 SH		SOLE	         3,974
TIME WARNER INC			COM	 887317303	 359 	   7,497 SH		SOLE	         7,497
ULTRA PETROLEUM CORP		COM	 903914109	4,504 	 248,453 SH		SOLE	       248,453
UNITED STATES STEEL CORP	COM	 912909108	1,193 	  50,000 SH		SOLE	        50,000
UNITED TECHNOLOGIES CORP	COM	 913017109	 302 	   3,685 SH		SOLE	         3,685
US BANCORP			COM	 902973304	 213 	   6,670 SH		SOLE	         6,670
SELECT SECTOR SPDR         SBI INT-UTILS 81369Y886	 802 	  22,974 SH		SOLE	        22,974
VISA INC			COM	 92826C839	 403 	   2,657 SH		SOLE	         2,657
VODAFONE GROUP PLC	     SPONS ADR	 92857W209	 273 	  10,855 SH		SOLE	        10,855
WALT DISNEY CO/THE		COM	 254687106	 425 	   8,544 SH		SOLE	         8,544
WALTER ENERGY INC		COM	 93317Q105	1,954 	  54,468 SH		SOLE            54,468
WASHINGTON FEDERAL INC	 *W EXP 11/14/201 938824117	 257 	  82,900 SH		SOLE	        82,900
WHITING PETROLEUM CORP		COM	 966387102	1,084 	  25,000 SH		SOLE	        25,000
WINTRUST FINANCIAL CORP	 *W EXP 12/19/201 97650W157	 824 	  50,000 SH		SOLE	        50,000
XENOPORT INC			COM	 98411C100	  81 	  10,438 SH		SOLE	        10,438
ZYNGA INC			COM	 98986T108	 811 	 343,648 SH		SOLE	       343,648
NEUROCRINE BIOSCIENCES INC	COM	 64125C109	1,152 	 154,000 SH		SOLE	       154,000
FACEBOOK INV		        CL A	 30303M102	 266 	  10,000 SH		SOLE	        10,000
NEPTUNE TECHNOLOGIES BIORESO	COM	 64077P108	 201 	 100,000 SH		SOLE	       100,000

